Average Annual Total Returns - Nationwide Destination 2050 Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P Target Date To 2050 Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P Target Date To 2050 Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P Target Date To 2050 Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.88%	9.66%	8.31%	4.36%	7.32%	6.28%	4.25%	7.00%	6.21%	13.28%	10.67%	8.68%	14.07%	11.51%	9.48%	13.74%	11.23%	9.22%	13.20%	10.98%	9.16%